Summary of Significant of Accounting Policies - Estimated Useful Lives of Asset (Detail)	12 Months Ended
Dec. 31, 2020
Office equipment and fixtures [Member]
Estimated useful life of the property and equipment	5 years
Motor vehicles [Member]
Estimated useful life of the property and equipment	4 years
Minimum [Member] | Electronic equipment [Member]
Estimated useful life of the property and equipment	2 years
Minimum [Member] | AI related equipment [Member]
Estimated useful life of the property and equipment	2 years
Maximum [Member] | Electronic equipment [Member]
Estimated useful life of the property and equipment	3 years
Maximum [Member] | AI related equipment [Member]
Estimated useful life of the property and equipment	3 years